Schedule of Irredeemable Convertible Preference Shares (Details) - Nonredeemable Convertible Preferred Stock [Member]	5 Months Ended
Jun. 30, 2022 USD ($) shares
Class of Stock [Line Items]
Preferred stock value, balance | shares	2,124,058
Preferred stock value, balance | $	$ 973,092
Foreign exchange translation loss | $	$ (46,275)
Preferred stock value, balance | shares	2,124,058
Preferred stock value, balance | $	$ 926,817
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock value, balance | shares	973,092
Foreign exchange translation loss | $	$ (46,275)
Preferred stock value, balance | shares	926,817